9. Property, plant and equipment	12 Months Ended
Dec. 31, 2016
Property, plant and equipment
	2016	2015
	US$’000	US$’000

Office premises	1,866	1,866
Leasehold improvements	155	157
Furniture, fixtures and office equipment	581	635
Motor vehicles	188	155
Testing equipment	30	30
	2,820	2,843

Less: Accumulated depreciation	(2,049)	(2,070)
	771	773

	2016	2015	2014
	US$’000	US$’000	US$’000

Depreciation charge	55	56	88

ZHEJIANG JIAHUAN
Property, plant and equipment
	2016	2015
	RMB’000	RMB’000

Buildings	34,724	34,493
Plant and machinery	7,014	7,011
Office equipment	1,206	1,148
Motor vehicles	467	979

	43,411	43,631

Less: Accumulated depreciation	(21,550)	(19,843)

	21,861	23,788

	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Depreciation charge	1,707	2,296	2,408

Buildings with carrying amount of approximately RMB34,724,000 and RMB34,493,000 as of December 31, 2016 and 2015 respectively were pledged, along with the land use right as discussed below, to secure the Company’s short-term bank loans.

ZHEJIANG TIANLAN
Property, plant and equipment
	2016	2015
	RMB’000	RMB’000

Building and leasehold improvements	56,665	56,696
Furniture, fixtures and office equipment	9,660	9,919
Motor vehicles	4,451	3,780
Plant and machineries	115,349	114,617
Construction in progress	211	-

	186,336	185,012

Less: Accumulated depreciation	(36,496)	(23,281)

	149,840	161,731

	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Depreciation charge	14,144	8,473	2,985

At December 31, 2016, the net book value of property, plant and equipment pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB109,041,000 (2015: RMB120,830,000).